Statement of Operations - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Operating expenses
General and administrative expenses	$ 787,645
Administrative fee - related party	20,000
Total operating expenses	(807,645)
Change in fair value of derivative warrant liabilities	(2,227,500)
Offering costs associated with issuance of derivative warrant liabilities	(10,986)
Net gain from investments held in Trust Account	64,076
Net loss	$ (2,982,055)
Weighted average shares outstanding of Founder Shares, basic and diluted (in Shares) | shares	6,750,000
Basic and diluted net loss per share, Founder Shares (in Dollars per share) | $ / shares	$ (0.45)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares) | shares	25,000,000
Basic and diluted net loss per share, ordinary shares (in Dollars per share) | $ / shares	$ 0.00